Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Revenue from External Customers	(a) Revenue from external customers
	2020	2019	2018
	US$’000	US$’000	US$’000
North America	75,676	57,261	48,104
China	—	3	1,029
Total	75,676	57,264	49,133

Summary of Non-current Assets	(b) Non-current assets
	December 31, 2020	December 31, 2019
	US$’000	US$’000
China	43,953	27,731
Other countries	84,196	52,880
Total	128,149	80,611